[Invesco Letterhead]

11 Greenway Plaza

Suite 100

Houston, Texas 77016-7173

January 24, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)
(File Nos. 033-19338/ 811-05426)

Ladies and Gentlemen:

On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) containing a combined information statement/prospectus and related statements of additional information (“SAI”) to accomplish the following:

•

The title of the securities being registered are Class A, Class C, Class R, Class R5, Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco Oppenheimer Discovery Mid Cap Growth Fund, Invesco Multi-Asset Income Fund and Invesco Global Infrastructure Fund, each a series of the Registrant.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement becomes effective on February 24, 2020. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940.

Please be advised that concurrent with this filing, the AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Growth Series (Invesco Growth Series), AIM International Mutual Funds (Invesco International Mutual Funds), AIM Sector Funds (Invesco Sector Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), and Invesco Management Trust have each filed a registration statement on Form N-14 which contain the same combined information statement/prospectus and SAI.

In addition, AIM Sector Funds (Invesco Sector Funds) has also filed in a separate registration statement on Form N-14 an additional proxy statement/prospectus and SAI relating to a separate reorganization that requires shareholder approval.

Please contact Kenneth L. Greenberg, Esq. of Stradley Ronon at (215) 564-8149 with respect to this Form N-14 or in his absence, contact me at (212) 652-4208.

Very truly yours,

/s/ Taylor V. Edwards
Taylor V. Edwards, Esq.
Associate General Counsel

cc:	Jaea Hahn